GENERAL (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Cash	$ 863	$ 1,813	$ 2,449	$ 13,903
Working capital of business acquisition	11,554
Retained earnings	(258,939)	(249,145)
Net loss for the year	(10,234)	$ (12,792)	$ (30,791)
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash	863
Working capital of business acquisition	11,554
Retained earnings	258,939
Net loss for the year	11,771
Net cash used in operating activities	$ 1,077